RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,450,128	$ 2,100,128
Lawrence Yau Lung Ho and his controlled entity [Member]
Related Party Transaction [Line Items]
Total interest expenses	3,300	4,494	$ 1,740
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	60,000	$ 60,000
Independent Director [Member]
Related Party Transaction [Line Items]
Total interest expenses	14
Independent Director [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 400